UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     January 27, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    127

Form 13F Information Table Value total: $526,929 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      259    12800 SH       SOLE                                      12800
3M Company                     COM              88579y101     1340    15524 SH       SOLE                                      15524
AT&T, Inc.                     COM              00206R102     4870   165751 SH       SOLE                                     165751
Abbott Laboratories Corp.      COM              002824100      359     7500 SH       SOLE                                       7500
Accenture Ltd                  COM              g1151c101    11407   235236 SH       SOLE                                     235236
AllState Corp.                 COM              020002101      311     9770 SH       SOLE                                       9770
Altria Group, Inc.             COM              02209s103     1513    61469 SH       SOLE                                      61469
American Express Co.           COM              025816109      536    12491 SH       SOLE                                      12491
American Oriental Bioengineeri COM              028731107       26    11000 SH       SOLE                                      11000
Amgen Inc.                     COM              031162100      963    17550 SH       SOLE                                      17550
Apache Corp.                   COM              037411105    10128    84945 SH       SOLE                                      84945
Apple Computer                 COM              037833100     1107     3431 SH       SOLE                                       3431
Automatic Data Processing      COM              053015103      242     5230 SH       SOLE                                       5230
Banco LatinoAmericano          COM              P16994132    14177   768000 SH       SOLE                                     768000
BankAmerica Corp.              COM              060505104      184    13764 SH       SOLE                                      13764
Belo Corporation               COM              080555105      435    61500 SH       SOLE                                      61500
Berkshire Hathaway Inc. Cl A   COM              084670108     1686       14 SH       SOLE                                         14
Berkshire Hathaway Inc. Cl B   COM              084670702    47272   590086 SH       SOLE                                     590086
Berry Petroleum Cl A           COM              085789105     6916   158260 SH       SOLE                                     158260
Best Buy Co.                   COM              086516101     2560    74643 SH       SOLE                                      74643
Bristol Myers Squibb           COM              110122108     1073    40503 SH       SOLE                                      40503
Brookdale Sr Living Inc        COM              112463104     1143    53400 SH       SOLE                                      53400
Caterpillar Inc.               COM              149123101     4234    45210 SH       SOLE                                      45210
Chevron Corp.                  COM              166764100     1659    18182 SH       SOLE                                      18182
Cisco Systems Inc.             COM              17275R102     7287   360213 SH       SOLE                                     360213
Citigroup Inc.                 COM              172967101       56    11820 SH       SOLE                                      11820
Coca Cola Co.                  COM              191216100     2283    34715 SH       SOLE                                      34715
Comcast Corp. Special Class A  COM              20030n200      502    24105 SH       SOLE                                      24105
Computer Sciences Corp.        COM              205363104     1783    35947 SH       SOLE                                      35947
ConocoPhillips                 COM              20825c104      385     5650 SH       SOLE                                       5650
Corrections Corp Amer          COM              22025y407    12215   487420 SH       SOLE                                     487420
Covidien Ltd                   COM              g2554f105      349     7653 SH       SOLE                                       7653
Credo Petroleum                COM              225439207      257    31600 SH       SOLE                                      31600
DIRECTV Ser A                  COM              25490A101     1083    27133 SH       SOLE                                      27133
DJ STOXX 50 ETF Index          COM              78463x103      441    13058 SH       SOLE                                      13058
Darden  Restaurants, Inc.      COM              237194105      279     6000 SH       SOLE                                       6000
Dentsply Intl Inc              COM              249030107     1697    49650 SH       SOLE                                      49650
Dionex Corp.                   COM              254546104      472     4000 SH       SOLE                                       4000
Dominion Resources, Inc.       COM              25746u109     1195    27972 SH       SOLE                                      27972
Duke Energy Corp.              COM              26441c105     3139   176244 SH       SOLE                                     176244
E. I. Dupont de Nemours & Co.  COM              263534109      274     5500 SH       SOLE                                       5500
Eaton Corp.                    COM              278058102      372     3665 SH       SOLE                                       3665
Exxon Mobil Corp.              COM              30231G102    15020   205419 SH       SOLE                                     205419
Fairfax Financial Hld          COM              303901102    75163   183522 SH       SOLE                                     183522
FedEx Corp.                    COM              31428X106     2925    31445 SH       SOLE                                      31445
Gannett Co. Inc.               COM              364730101     9294   615900 SH       SOLE                                     615900
General Electric Co.           COM              369604103     5894   322243 SH       SOLE                                     322243
General Mills Inc.             COM              370334104     1752    49228 SH       SOLE                                      49228
HCC Ins Hldgs                  COM              404132102     4680   161709 SH       SOLE                                     161709
HCP Inc                        COM              40414L109     1766    48000 SH       SOLE                                      48000
Halliburton Inc.               COM              406216101     7619   186600 SH       SOLE                                     186600
HealthStream Inc.              COM              42222n103      109    13600 SH       SOLE                                      13600
Hewlett Packard Co.            COM              428236103     3276    77821 SH       SOLE                                      77821
Home Depot Inc.                COM              437076102     2905    82848 SH       SOLE                                      82848
Intel Corp.                    COM              458140100     6327   300871 SH       SOLE                                     300871
International Business Machine COM              459200101     8472    57729 SH       SOLE                                      57729
Johnson & Johnson              COM              478160104     7735   125058 SH       SOLE                                     125058
Kraft Inc.                     COM              50075n104     8405   266725 SH       SOLE                                     266725
L-3 Communications             COM              502424104      813    11537 SH       SOLE                                      11537
Leucadia Natl Corp             COM              527288104     1556    53328 SH       SOLE                                      53328
Level 3 Commun                 COM              52729N100     5309  5416900 SH       SOLE                                    5416900
Loews Corp.                    COM              540424108    17463   448811 SH       SOLE                                     448811
Lowes Companies                COM              548661107     2962   118084 SH       SOLE                                     118084
McCormick                      COM              579780206      721    15500 SH       SOLE                                      15500
McDonalds Corp.                COM              580135101     1729    22530 SH       SOLE                                      22530
Mead Johnson Nutrition         COM              582839106      352     5647 SH       SOLE                                       5647
Media General                  COM              584404107      795   137500 SH       SOLE                                     137500
Medtronic Inc.                 COM              585055106     5737   154683 SH       SOLE                                     154683
Merck & Company Inc.           COM              58933y105     3961   109895 SH       SOLE                                     109895
Microsoft Corp.                COM              594918104     6226   223071 SH       SOLE                                     223071
Morgan Stanley                 COM              617446448      258     9500 SH       SOLE                                       9500
Morgan Stanley China A Share F COM              617468103      715    26155 SH       SOLE                                      26155
National Health Invstrs        COM              63633d104    15519   344704 SH       SOLE                                     344704
National Healthcare            COM              635906100     1072    23178 SH       SOLE                                      23178
News Corp. Ltd. Cl A           COM              65248e104      448    30770 SH       SOLE                                      30770
News Corp. Ltd. Cl B           COM              65248e203     2157   131351 SH       SOLE                                     131351
Novartis AG                    COM              66987v109     2217    37607 SH       SOLE                                      37607
Oracle                         COM              68389x105      574    18339 SH       SOLE                                      18339
Overstock                      COM              690370101    10483   636080 SH       SOLE                                     636080
Pall Corp.                     COM              696429307     8771   176906 SH       SOLE                                     176906
Peoples United Financial       COM              712704105    13814   986000 SH       SOLE                                     986000
PepsiCo Inc.                   COM              713448108     1732    26513 SH       SOLE                                      26513
Pfizer Inc.                    COM              717081103      693    39579 SH       SOLE                                      39579
Philip Morris Intl             COM              718172109     4199    71744 SH       SOLE                                      71744
ProShs UltraShort 20yr+ Treasu COM              74347R297     1369    36966 SH       SOLE                                      36966
ProShs Ultrashort 7-10yr Treas COM              74347R313      362     8540 SH       SOLE                                       8540
Procter & Gamble Co.           COM              742718109    10114   157227 SH       SOLE                                     157227
Regions Financial Corp.        COM              7591ep100      436    62268 SH       SOLE                                      62268
Republic Services Inc.         COM              760759100     7113   238225 SH       SOLE                                     238225
Roche Holdings                 COM              771195104     3537    96263 SH       SOLE                                      96263
SPDR Gold Trust                COM              78463V107      307     2216 SH       SOLE                                       2216
Schlumberger Ltd.              COM              806857108     9586   114807 SH       SOLE                                     114807
Scripps Networks Interactive,  COM              811065101     1762    34044 SH       SOLE                                      34044
Select Basic Materials Sector  COM              81369y100     2164    56345 SH       SOLE                                      56345
Sigma Aldrich Corp.            COM              826552101      266     4000 SH       SOLE                                       4000
SunTrust Banks Inc.            COM              867914103      577    19542 SH       SOLE                                      19542
Syntroleum                     COM              871630109     2005  1083744 SH       SOLE                                    1083744
Sysco Corp.                    COM              871829107     5919   201310 SH       SOLE                                     201310
TJX Companies, Inc.            COM              872540109      444    10000 SH       SOLE                                      10000
Tidewater Inc.                 COM              886423102     7728   143538 SH       SOLE                                     143538
Transocean, Ltd                COM              H8817H100      807    11617 SH       SOLE                                      11617
Travelers Inc.                 COM              89417e109     1086    19496 SH       SOLE                                      19496
United Parcel Svc. Inc. CL B   COM              911312106     4877    67189 SH       SOLE                                      67189
United Technologies Corp.      COM              913017109     7505    95341 SH       SOLE                                      95341
Vanguard Emerging Markets ETF  COM              922042858     1917    39826 SH       SOLE                                      39826
Vanguard Large-Cap Exchanged T COM              922908637      389     6745 SH       SOLE                                       6745
Vanguard Mid-Cap Exchange Trad COM              922908629      247     3319 SH       SOLE                                       3319
Vanguard Small-Cap VIPERs      COM              922908751      448     6165 SH       SOLE                                       6165
Verizon Communications         COM              92343v104      253     7079 SH       SOLE                                       7079
Vodafone Group PLC ADS         COM              92857w209     5632   213026 SH       SOLE                                     213026
Vulcan Materials               COM              929160109      734    16550 SH       SOLE                                      16550
Wal-Mart Stores Inc.           COM              931142103     6928   128454 SH       SOLE                                     128454
Walt Disney Co.                COM              254687106     4431   118133 SH       SOLE                                     118133
Washington Post Co.            COM              939640108     1147     2609 SH       SOLE                                       2609
Wells Fargo & Co.              COM              949746101     1173    37835 SH       SOLE                                      37835
Wesco Financial                COM              950817106      641     1739 SH       SOLE                                       1739
Western Union                  COM              959802109     1353    72842 SH       SOLE                                      72842
White Mountain Ins             COM              G9618E107     1798     5359 SH       SOLE                                       5359
Willis Group Holdings Public L COM              G96666105      222     6425 SH       SOLE                                       6425
iShares FTSE China 25 Index Fu COM              464287184     4139    96047 SH       SOLE                                      96047
iShares MSCI Emerging Markets  COM              464287234      885    18576 SH       SOLE                                      18576
iShares MSCI Pacific Rim       COM              464286665     2184    46498 SH       SOLE                                      46498
iShares MidCap 400             COM              464287507      330     3639 SH       SOLE                                       3639
iShares Russell 1000 Index ETF COM              464287622      464     6640 SH       SOLE                                       6640
iShares Russell Mid-Cap Index  COM              464287499      273     2686 SH       SOLE                                       2686
iShares S&P SmallCap 600 Index COM              464287804     2834    41385 SH       SOLE                                      41385
Natl Healthcare Cv Prf         PFD CV           635906209      454    33125 SH       SOLE                                      33125